Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Schedule of deferred tax assets and liabilities

	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$2,027,000	$1,852,000
Other	86,000	106,000
	2,113,000	1,958,000

Valuation allowance	(2,113,000)	(1,958,000)
Net deferred tax assets	$-	$-

Reconciliation of the statutory federal income tax expense (benefit)

A reconciliation between the statutory federal income tax rate (34%) and the effective rate of income tax expense for the years ended December 31 follows:

	2013	2012

Statutory federal income tax rate	34%	34%
Valuation allowance	(34%)	(34%)
	0%	0%